SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Prepaid Expenses	$ 235,820	$ 236,098
Advances to Suppliers	115,827	115,827
Tender Deposits	196,665	83,656
Other Current Assets	$ 548,312	$ 435,581